PHOENIX-ZWEIG TRUST
                          PHOENIX-ZWEIG MANAGED ASSETS

                        Supplement dated June 21, 2002 to
      Prospectus and Statement of Additional Information dated May 1, 2002

         Effective on July 1, 2002, the Phoenix-Zweig Managed Assets will be managed by Steven L. Colton and the Fund's name will change to PHOENIX-OAKHURST MANAGED ASSETS. Additionally, Zweig Consulting LLC will no longer serve as investment subadviser to the Fund. All references to Carlton Neel, David Dickerson, David O'Brien, Beth Abraham, Zweig Consulting LLC, Dr. Martin E. Zweig and Dr. Zweig's subadvisory responsibilities are hereby deleted from the prospectus and Statement of Additional Information ("SAI"). Also, the name of the trust will change to PHOENIX TRUST.

The following additional changes are hereby made to the Fund's prospectus:

Under the subheading "Principal Investment Strategies" on page 22
o The first two arrowed strategies are deleted in their entirety.
o The fourth arrowed strategy is changed only by increasing the universe from which stocks are chosen to 1500 stocks from the current universe of 750.
o The fifth arrowed strategy is revised by inserting the following after the first sentence:
  > Securities are selected using a sector rotation approach. The adviser seeks to adjust the proportion of fund investments in various fixed income sectors (such as municipals, corporates and asset-backeds) and the selections within sectors to obtain higher relative returns. The adviser selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions and the issuer's business, management, cash, assets, earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.
o The remaining arrowed strategies are unchanged.

Under the subheading "Portfolio Management" on page 38, the following disclosure is added:

    Investment and trading decisions for the fund are made by a team of equity investment professionals and a team of fixed income professionals.

    Steven L. Colton is the leader of the equity team and as such is primarily responsible for the day-to-day decisions related to the equity holdings in the fund's portfolio. Mr. Colton is Senior Vice President of the Adviser and joined Phoenix Investment Counsel, Inc. as Managing Director, Value Equities in 1997. Mr. Colton also serves as Portfolio Manager for Phoenix-Oakhurst Growth and Income Fund and as the equity team leader of Phoenix-Oakhurst Growth & Income Fund and the Phoenix-Oakhurst Strategy Fund (formerly the Phoenix-Zweig Strategy Fund). Previously, Mr. Colton was Portfolio Manager for the America Century Income & Growth Fund ("ACIGF") from its inception in December 1990 through May 1997.

    David Albrycht is the leader of the fixed income team and as such is primarily responsible for the day-to-day decisions related to the fixed income holdings in the fund's portfolio. Mr. Albrycht is Senior Vice President of the Adviser and has served as Managing Director, Fixed Income, of Phoenix Investment Counsel, Inc. ("Phoenix") since 1995. He also serves as Portfolio Manager of Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund as the fixed income team leader of Phoenix-Oakhurst Income & Growth Fund and Phoenix-Oakhurst Strategic Allocation Fund. Mr. Albrycht held various investment management positions with Phoenix Life Insurance Company, an affiliate of the Adviser and of Phoenix, from 1989 through 1995. He earned the right to use the Chartered Financial Analyst designation in 1991.

The following additional change is hereby made to the Fund's SAI:

Under the subheading "Interested Trustee" on page 27, the disclosure regarding Mr. McLoughlin is replaced with the following:

------------------------------ ----------------- ----------------- -----------------------------------------------------------


                                                     NUMBER OF
                                                   PORTFOLIOS IN
   NAME, (AGE), ADDRESS                            FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
   AND POSITION(S) WITH         LENGTH OF TIME      OVERSEEN BY                      DURING PAST 5 YEARS AND
          TRUST                     SERVED            TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
          -----                     ------            -------                  -----------------------------------
------------------------------ ----------------- ----------------- -----------------------------------------------------------
 *Philip R. McLoughlin            Chairman and           44          Chairman (1997-present), Director (1995-present), Vice
 (55)                             Chief                              Chairman (1995-1997) and Chief Executive Officer
 56 Prospect Street               Executive                          (1995-present), Phoenix Investment Partners, Ltd.
 Hartford, CT 06115-0480          Officer since                      Director, Executive Vice President and Chief Investment
                                  2000;                              Officer, The Phoenix Companies, Inc. (2001-present).
                                  President since                    Director (1994-present) and Executive Vice President,
 Chairman, President and          2002.                              Investments (1988-present), Phoenix Life Insurance
 Chief Executive Officer                                             Company. Director (1983-present) and Chairman
                                                                     (1995-present), Phoenix Investment Counsel, Inc. Director
                                                                     (1984-present) and President (1990-2000), Phoenix Equity
                                                                     Planning Corporation. Chairman and Chief Executive
                                                                     Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                                     Director, PXRE Corporation (Delaware) (1985-present),
                                                                     World Trust Fund (1991-present).  Director and President,
                                                                     Phoenix Investment Management Company (2001-present).
                                                                     Director and Executive Vice President, Phoenix Life and
                                                                     Annuity Company (1996-present). Director and Executive
                                                                     Vice President, PHL Variable Insurance Company
                                                                     (1995-present). Director, Phoenix National Trust Company
                                                                     (1996-present). Director and Vice President, PM Holdings,
                                                                     Inc. (1985-present). Director, PHL Associates, Inc.
                                                                     (1995-present). Director (1992-present) and President
                                                                     (1992-1994), WS Griffith Securities, Inc.
------------------------------ ----------------- ----------------- -----------------------------------------------------------


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/ManagedAssets (6/02)